Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Share-based Compensation Recognized in Consolidated Statements of Operations

The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Cost of sales	$1,504,092	$976,822	$879,413
General and administrative	26,037,349	40,272,194	57,119,416
Selling and marketing	12,221,732	4,342,602	3,803,083
Net income (loss) from discontinued operations	26,739,961	—	—

Total	$66,503,134	$45,591,618	$61,801,912

Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) attributable to Focus Media	$(213,257,044)	$184,273,477	$162,677,038

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	1,391,800	3,817,579	33,783

Net transfers (to) from non-controlling interest	1,391,800	3,817,579	33,783

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(211,865,244)	$188,091,056	$162,710,821